Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 23, 2013
Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Oct. 23, 2013
DGHM All-Cap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	3.47%
Life of Fund*	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2007
DGHM All-Cap Value Fund | Investor Class Shares | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.72%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[5]
Life of Fund*	rr_AverageAnnualReturnSinceInception	2.21%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2007
DGHM All-Cap Value Fund | Investor Class Shares | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[5]
Life of Fund*	rr_AverageAnnualReturnSinceInception	1.97%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2007
DGHM All-Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	none
Life of Fund*	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 19, 2010
DGHM All-Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.19%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	322	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Life of Fund*	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2007
DGHM All-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	DGHM ALL-CAP VALUE FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the DGHM All-Cap Value Fund (the “All-Cap Value Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the All-Cap Value Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the All-Cap Value Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The All-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Value Fund’s performance.  During the most recent fiscal year ended February 28, 2013, the All-Cap Value Fund’s portfolio turnover rate was 60.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.57%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the All-Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the All-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the All-Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the All-Cap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies of any market capitalization and may be unseasoned or established companies. Under normal circumstances, at least 80% of the value of its net assets is invested in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various issuers.  The Fund may also invest in exchange traded funds (“ETFs”).  The Fund does not have a minimum allocation to any particular capitalization range.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the All-Cap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor.  The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o   quality of the business franchise,

o   competitive advantage,

o   economic or market conditions,

o   deployment of capital, and

o   reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the All-Cap Value Fund to hold the security in its portfolio of investments.  In pursuit of its investment objective, the All-Cap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc.  In implementing the investment strategy of the All-Cap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the All-Cap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the All-Cap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the All-Cap Value Fund to achieve its investment objective. Generally, the All-Cap Value Fund will be subject to the following additional risks:

•     Market Risk: Market risk refers to the risk that the value of securities in the All-Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•     Small-Cap and Mid-Cap Securities: Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•     Large-Cap Securities: Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the All-Cap Value Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

•     Management Style Risk: Because the All-Cap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the All-Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•     Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the All-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•     ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF.  ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  There is also the risk that the Fund may suffer losses due to the investment practices of the ETF.  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the All-Cap Value Fund’s expenses.

•     Issuer Risk: The value of any of the All-Cap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•     Portfolio Turnover Risk: The All-Cap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the All-Cap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Fund’s Past Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the All-Cap Value Fund’s returns. The All-Cap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the All-Cap Value Fund will perform in the future. The information provides some indication of the risks of investing in the All-Cap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 5 years, and since inception periods compare with those of a broad measure of market performance.  Updated information on the All-Cap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The following bar chart shows the Fund’s annual returns for the Investor Class shares of the Fund as of December 31, 2012.  The performance of the Fund’s Institutional Class shares and Class C shares would differ from the Investor Class returns shown in the bar chart because the expenses of the Classes differ.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information shown below is based upon the average annual total returns of the Predecessor Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-653-2839
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dghm.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The All-Cap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the All-Cap Value Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	DGHM All-Cap Value Fund Total Return Investor Class SharesAnnual Returns Calendar by year (2008-2012)
Annual Return 2008	rr_AnnualReturn2008	(22.36%)
Annual Return 2009	rr_AnnualReturn2009	26.15%
Annual Return 2010	rr_AnnualReturn2010	16.29%
Annual Return 2011	rr_AnnualReturn2011	(4.11%)
Annual Return 2012	rr_AnnualReturn2012	8.57%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Investor Class Shares’ highest return for a calendar quarter was 17.36% (quarter ending 06/30/09) and the Investor Class Shares’ lowest return for a calendar quarter was (19.52%) (quarter ending 12/31/08).  The year-to-date return for the Investor Class Shares as of June 30, 2013 was 4.64%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.52%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how average annual total returns of the Fund’s Investor Class shares compared to those of the Fund’s benchmark.  The table also presents the impact of taxes on the Fund’s Investor Class Shares.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

* The Predecessor Fund commenced operations on June 20, 2007 for Investor Class and Class C shares and July 19, 2010 for Institutional Class Shares.  The Fund has the same investment objective, strategies and policies and the Predecessor Fund.

DGHM All-Cap Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Life of Fund*	rr_AverageAnnualReturnSinceInception	(0.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2007
DGHM V2000 Small Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.44%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(18.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,900
1 Year	rr_AverageAnnualReturnYear01	16.54%
Life of Fund*	rr_AverageAnnualReturnSinceInception	14.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
DGHM V2000 Small Cap Value Fund | Institutional Class Shares | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.53%	[6]
Life of Fund*	rr_AverageAnnualReturnSinceInception	7.60%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
DGHM V2000 Small Cap Value Fund | Institutional Class Shares | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.88%	[6]
Life of Fund*	rr_AverageAnnualReturnSinceInception	8.24%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
DGHM V2000 Small Cap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	20.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	21.56%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(20.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,901
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,088
1 Year	rr_AverageAnnualReturnYear01	16.47%
Life of Fund*	rr_AverageAnnualReturnSinceInception	13.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
DGHM V2000 Small Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	20.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.14%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(20.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.98%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,014
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,632
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,128
DGHM V2000 Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	DGHM V2000 SMALLCAP VALUE FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the DGHM V2000 SmallCap Value Fund (the “V2000 SmallCap Value Fund”) is long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the V2000 SmallCap Value Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The V2000 SmallCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the V2000 SmallCap Value Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the V2000 SmallCap Value Fund’s performance.  During the most recent fiscal period ended February 28, 2013, the V2000 SmallCap Value Fund’s portfolio turnover rate was 118.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the V2000 SmallCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as small capitalization and may be unseasoned or established companies. As a matter of investment policy, the V2000 SmallCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, are invested in publicly traded equity securities, including common stocks, preferred stocks, convertible securities, and similar instruments of various small capitalization issuers.  The V2000 SmallCap Value Fund considers a company to be a small capitalization company if its market capitalization is within a range of the Russell 2000® Index as of the date of rebalancing.  As of September 30, 2013, the capitalization range of companies represented in the Russell 2000® Index was $129 million to $3.3 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor.  The Advisor focuses on the cash flows historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the V2000 SmallCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:

o   quality of the business franchise,

o   competitive advantage,

o   economic or market conditions,

o   deployment of capital, and

o   reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments.  In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The V2000 SmallCap Value Fund may also invest in exchange-traded funds (“ETFs”).

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the V2000 SmallCap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the V2000 SmallCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the V2000 SmallCap Value Fund to achieve its investment objective. Generally, the V2000 SmallCap Value Fund will be subject to the following additional risks:

•     Market Risk: Market risk refers to the risk that the value of securities in the V2000 SmallCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

•     Small-Cap Securities: Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•     Management Style Risk: Because the V2000 SmallCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the V2000 SmallCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•     Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the V2000 SmallCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•     Issuer Risk: The value of any of the V2000 SmallCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•     ETF Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF.  ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  There is also the risk that the Fund may suffer losses due to the investment practices of the ETF.  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the V2000 SmallCap Value Fund’s expenses.

•     Portfolio Turnover Risk: The V2000 SmallCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the V2000 SmallCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Fund’s Past Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the V2000 SmallCap Value Fund’s returns. The V2000 SmallCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the V2000 SmallCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the V2000 SmallCap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance.  Updated information on the V2000 SmallCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2012.  The performance of the Fund’s Investor Class shares and Class C shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information shown below is based upon the average annual total returns of the Predecessor Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-653-2839
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dghm.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The V2000 SmallCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the V2000 SmallCap Value Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	DGHM V2000 SmallCap Value Fund Total Return Institutional Class SharesAnnual Returns Calendar by year (2011-2012)
Annual Return 2011	rr_AnnualReturn2011	(6.55%)
Annual Return 2012	rr_AnnualReturn2012	16.54%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Institutional Class Shares’ highest return for a calendar quarter was 12.66% (quarter ending 12/31/11) and the Institutional Class Shares’ lowest return for a calendar quarter was (19.86%) (quarter ending 09/30/11).  The year-to-date return for the Institutional Class Shares as of June 30, 2013 was 1.73%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark.  The table also presents the impact of taxes on the Fund’s Institutional Class Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

* The Predecessor Fund commenced operations on June 30, 2010 for Investor Class and Institutional Class Shares.  The Fund has the same investment objective, strategies and policies and the Predecessor Fund.  Class C Shares have not commenced operations.  Class C Shares would differ from the Fund’s other classes of shares to the extent that they bear different expenses, such as distribution (12b-1) expenses.

DGHM V2000 Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
Life of Fund*	rr_AverageAnnualReturnSinceInception	14.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
[1]	Total Annual Fund Operating Expenses have been restated to reflect current contractual arrangements with the Fund's service providers which became effective October 23, 2013.
[2]	The Advisor has agreed to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund's business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) to not more than 0.98% of the average daily net assets of the V2000 SmallCap Value Fund through June 30, 2015. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years.
[3]	If you did not redeem your shares your cost would be $222 for the one year period.
[4]	If you did not redeem your shares your cost would be $201 for the one year period.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.